                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-42

                             SCUDDER PORTFOLIO TRUST
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (212) 454-7190
                                                            --------------

                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        1/31

Date of reporting period:       07/31/2005

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder Income Fund

Semiannual Report to Shareholders

July 31, 2005

Contents

Click Here Performance Summary

Click Here Information About Your Fund's Expenses

Click Here Portfolio Management Review

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Account Management Resources

Click Here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. The fund invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Bond investments are subject to interest rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the fund, can decline and the investor can lose principal value. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary July 31, 2005

Classes A, B, C and Institutional

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. Institutional Class shares are not subject to sales charges.

To discourage short-term trading, shareholders redeeming shares held less than 15 days will have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during all periods shown for Class B and C shares reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares for the periods prior to their inception on June 25, 2001 are derived from the historical performance of Class S shares of the Scudder Income Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

Average Annual Total Returns (Unadjusted for Sales Charge) as of 7/31/05
Scudder Income Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Class A	1.26%	5.69%	5.49%	6.11%	5.67%
Class B	.81%	4.74%	4.65%	5.28%	4.86%
Class C	.82%	4.77%	4.70%	5.36%	4.95%
LB Aggregate Bond Index+	.95%	4.79%	5.02%	7.01%	6.75%
Scudder Income Fund	6-Month*	1-Year	3-Year	Life of Class*
Institutional Class	1.35%	5.96%	5.86%	5.51%
LB Aggregate Bond Index+	.95%	4.79%	5.02%	6.09%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

* Institutional Class shares (formerly Class I shares) commenced operations on June 25, 2001. Index returns begin June 30, 2001.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Institutional Class
Net Asset Value: 7/31/05	$ 12.92	$ 12.92	$ 12.91	$ 12.90
1/31/05	$ 13.04	$ 13.04	$ 13.03	$ 13.01
Distribution Information: Six Months: Income Dividends as of 7/31/05	$ .28	$ .22	$ .23	$ .30
July Income Dividend	$ .0467	$ .0369	$ .0371	$ .0504
SEC 30-day Yield++ as of 7/31/05	3.43%	2.79%	2.79%	4.17%
Current Annualized Distribution Rate++[7]as of 7/31/05	4.34%	3.43%	3.45%	4.69%

++ The SEC yield is net investment income per share earned over the month ended July 31, 2005, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on July 31, 2005. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yields would have been 2.63% and 2.75% for Class B and C, respectively, had certain expenses not been reduced. In addition, the current annualized distribution rates would have been 3.27% and 3.41% for Class B and C, respectively, had certain expenses not been reduced. Yields and distribution rates are historical and will fluctuate.

Class A Lipper Rankings — Corporate Debt Funds A-Rated Category as of 7/31/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	29	of	199	15
3-Year	59	of	157	38

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Scudder Income Fund — Class A [] LB Aggregate Bond Index+

Yearly periods ended July 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

Comparative Results (Adjusted for Maximum Sales Charge) as of 7/31/05
Scudder Income Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,093	$11,211	$12,848	$16,575
	Average annual total return	.93%	3.88%	5.14%	5.18%
Class B	Growth of $10,000	$10,174	$11,260	$12,836	$16,074
	Average annual total return	1.74%	4.03%	5.12%	4.86%
Class C	Growth of $10,000	$10,477	$11,476	$12,981	$16,211
	Average annual total return	4.77%	4.70%	5.36%	4.95%
LB Aggregate Bond Index+	Growth of $10,000	$10,479	$11,581	$14,034	$19,219
	Average annual total return	4.79%	5.02%	7.01%	6.75%
		1-Year	3-Year	Life of Class*
Institutional Class	Growth of $1,000,000	$1,059,600	$1,186,400	$1,246,300
	Average annual total return	5.96%	5.86%	5.51%
LB Aggregate Bond Index+	Growth of $1,000,000	$1,047,900	$1,158,100	$1,273,200
	Average annual total return	4.79%	5.02%	6.09%

The growth of $10,000 and $1,000,000 is cumulative.

The minimum initial investment for Institutional Class shares is $1,000,000.

* Institutional Class shares (formerly Class I shares) commenced operations on June 25, 2001. Index returns begin June 30, 2001.

+ The unmanaged Lehman Brothers (LB) Aggregate Bond Index is a market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit aarp.scudder.com (Class AARP) or myScudder.com (Class S) for the Fund's most recent month-end performance.

To discourage short-term trading, shareholders redeeming shares held less than 15 days have a lower total return due to the effect of the 2% short-term redemption fee.

Returns and rankings during the 1-year, 3-year, 5-year and 10-year periods shown for Class AARP and S shares reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Returns and rankings may differ by share class.

Returns shown for Class AARP shares for the period prior to its inception on July 31, 2000 are derived from the historical performance of Class S shares of the Scudder Income Fund during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns as of 7/31/05
Scudder Income Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Class S	1.28%	5.78%	5.69%	6.34%	5.91%
Class AARP	1.39%	5.92%	5.76%	6.38%	5.94%
LB Aggregate Bond Index+	.95%	4.79%	5.02%	7.01%	6.75%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 7/31/05	$ 12.92	$ 12.91
1/31/05	$ 13.04	$ 13.04
Distribution Information: Six Months: Income Dividends as of 7/31/05	$ .30	$ .29
July Income Dividend	$ .0495	$ .0490
SEC 30-day Yield++ as of 7/31/05	3.86%	3.85%
Current Annualized Distribution Rate++ as of 7/31/05	4.60%	4.55%

++ The SEC yield is net investment income per share earned over the month ended July 31, 2005, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on July 31, 2005. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Yields and distribution rates are historical and will fluctuate.

Class S Lipper Rankings — Corporate Debt Funds A-Rated Category as of 7/31/05
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	24	of	199	12
3-Year	51	of	157	33
5-Year	69	of	120	58
10-Year	43	of	69	62

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] Scudder Income Fund — Class S [] LB Aggregate Bond Index+

Yearly periods ended July 31
Comparative Results as of 7/31/05
Scudder Income Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,578	$11,807	$13,599	$17,764
	Average annual total return	5.78%	5.69%	6.34%	5.91%
Class AARP	Growth of $10,000	$10,592	$11,831	$13,625	$17,799
	Average annual total return	5.92%	5.76%	6.38%	5.94%
LB Aggregate Bond Index+	Growth of $10,000	$10,479	$11,581	$14,034	$19,219
	Average annual total return	4.79%	5.02%	7.01%	6.75%

The growth of $10,000 is cumulative.

+ The unmanaged Lehman Brothers (LB) Aggregate Bond Index is a market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class B and C shares of the Fund limited these expenses; had they not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended July 31, 2005.

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended July 31, 2005
Actual Fund Return	Class A	Class B	Class C	Class AARP	Class S	Institutional Class
Beginning Account Value 2/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 7/31/05	$1,012.60	$1,008.10	$1,008.20	$1,013.90	$1,012.80	$ 1,013.50
Expenses Paid per $1,000*	$ 5.14	$ 9.46	$ 9.46	$ 3.84	$ 4.14	$ 3.34
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class AARP	Class S	Institutional Class
Beginning Account Value 2/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 7/31/05	$ 1,019.69	$ 1,015.37	$ 1,015.37	$ 1,020.98	$ 1,020.68	$ 1,021.47
Expenses Paid per $1,000*	$ 5.16	$ 9.49	$ 9.49	$ 3.86	$ 4.16	$ 3.36

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class AARP	Class S	Institutional Class
Scudder Income Fund	1.03%	1.90%	1.90%	.77%	.83%	.67%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

In the following interview, Gary Bartlett, J. Christopher Gagnier, Andrew P. Cestone, Warren S. Davis, Thomas J. Flaherty, Daniel R. Taylor and Timothy C. Vile, who serve as co-lead portfolio managers, as well as their extensive team of co-portfolio managers, discuss the market environment and strategy in managing Scudder Income Fund during its most recent semiannual period ended July 31, 2005.

Q:  How did Scudder Income Fund perform for the six-month period ended July 31, 2005?

A:  The total return of Scudder Income Fund's Class A shares for the six-month period ended July 31, 2005, was 1.26%. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 3 through 8 for the performance of other share classes and for more complete performance information.) The fund's benchmark, the Lehman Brothers Aggregate Bond Index, on the other hand, delivered a 0.95% return for the same period, thereby lagging the fund, as did the average fund in the Lipper Corporate Debt A-Rated Funds category, which had a 0.78% return for the six-month period ended July 31, 2005.1

1 The Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect fees or expenses. It is not possible to invest in an index.

Source: Lipper Inc. The Lipper Corporate Debt A-Rated Funds category is comprised of funds that invest primarily in corporate debt issues rated A or better, or government issues. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. There were 199 funds in the Lipper Corporate Debt A-Rated Funds category during the period under review. The averages for the category for the standard 1-, 5- and 10-year periods as of 7/31/05 were 4.73% (of 198 funds), 6.49% (of 120 funds) and 6.16% (of 69 funds), respectively.

Q:  How did the bond market perform during the six-month period ended July 31, 2005?

A:  The "conundrum" of falling interest rates in the face of a tightening by the US Federal Reserve Board (the Fed) persisted throughout much of the period. After a negative market reaction earlier in the year (which was related more to the words of the Fed than its actions), the yield on the 10-year note initially rose, then declined, and then ended the period on the upswing again. Overall, the 10-year Treasury, although trading within a band of 75 basis points, ended the period up only 15 basis points in yield at 4.28%. In contrast, the yield on the two-year note climbed steadily throughout the period, ending the period up 74 basis points to 4.20%. The movement at the short end of the yield curve was not surprising given the continued tightening as the Fed increased the federal funds rate a full percentage point in four 25-basis-point increments during the period.2

2 The yield curve is a graph with a left-to-right line that shows how high or low yields are, from the shortest to the longest maturities. Typically (and when the yield curve is characterized as ``steep'' this is especially true), the line rises from left to right as investors who are willing to tie up their money for a longer period of time are rewarded with higher yields

The federal funds rate is the overnight rate charged by banks when they borrow money from each other. Set by the Federal Open Market Committee (FOMC), the fed funds rate is the most sensitive-and closely watched-indicator concerning the direction of short-term interest rates. The FOMC is a key committee within the US Federal Reserve System, and meets every six weeks to review Fed policy on short-term rates. Based on current Fed policy, the FOMC may choose to raise or lower the fed funds rate to either add liquidity to the economy or remove it.

Corporate bonds came under pressure in March and April due to concerns that the Fed would begin to tighten more aggressively, that an increase might occur in shareholder-friendly activity by issuers (mergers and acquisitions, special dividends and other activity of this nature), and that the dramatic underperformance of Ford Motor Company and General Motors Corporation bonds would spill over to all corporates. The tone in the corporate market improved as a result of strong fundamentals, an orderly transition of Ford and GM from the investment-grade to the high-yield market and the fact that the Fed tightening remained measured. Still, investment-grade corporate bonds underperformed for the period, while high-yield corporates outperformed thanks to the late rally. Low volatility and strong demand, particularly from abroad, helped the remaining sectors — mortgage-backed securities (MBS) and asset-backed securities (ABS) — to outperform similar-duration Treasuries.3

3 Duration is a measure of bond price volatility. Duration can be defined as the approximate percentage change in price for a 100-basis-point (one single percentage point) change in market interest rate levels. A duration of 1.25, for example, means that the price of a bond or bond portfolio should rise by approximately 1.25% for a one-percentage-point drop in interest rates and that it should fall by 1.25% for a one-percentage-point rise in interest rates.

Q:  What factors helped and hurt performance and how is the fund positioned?

A:  Security selection among corporate bonds had the largest positive impact on returns. Bottom-up analysis led to an overweight position of utility and finance bonds, as well as sovereign bonds, which aided performance. We were somewhat early in adding exposure to corporate bonds, however, and this detracted slightly from returns. Our defensive posture with auto bonds was of particular note, as auto paper dramatically underperformed for the period. The majority of our holdings in Ford and GM are in short-dated issues of their respective financing arms which are higher rated than their operations. We were underweight Ford and GM while they remained in the investment-grade index and underperformed. We maintained some exposure to Ford and GM later in the period when they were excluded from the index and performed well.

The fund's mortgage holdings continue to emphasize securities with more-stable prepayment characteristics than the overall market. With interest rates rallying sharply during the second quarter, this strategy was beneficial and the position contributed positively to fund performance. The low-volatility environment created opportunities in high-quality structured MBS (CMOs) in recent quarters, and we increased our exposure to that part of the market during the period.

Commercial MBS also aided performance relative to Treasuries during the period. The sector had a record amount of financing recently and we added to our overweight position because this supply created value in private-label commercial MBS issues.

The fund benefited from its position in ABS. Powerful technical indicators, fueled by demand for high-quality, shorter-maturity, dollar-denominated assets, supported spreads near long-term tight levels. We pared our holdings early in the period, selling on strength, but added back to our overweight in the second quarter, particularly in home equities, which was a positive for performance.

The fund's general allocation to high-yield bonds aided returns. Our decision to reduce exposure on strength prior to the sell-off in the first quarter was beneficial, although the lower exposure dampened returns when high-yield bonds rallied late in the period. With below-investment- grade bonds continuing to perform well into July, we are opportunistically reducing exposure.

Q:  What are your general thoughts on the state of the bond market?

A:  Market psychology has shifted from resisting the low-interest-rate environment to searching for a rationale for its continued existence. The current environment, characterized by low interest rates, a flat yield curve and tight spreads, is a challenging one. We believe that a steadfast application of our disciplined duration-neutral strategy, while focusing on the exploitation of price dislocations at the security level, has been the basis of our consistent long-term performance. Shifting tides of economic growth, inflation, monetary and fiscal policy, relative currency valuations, supply and demand in various market sectors and more, create tactical opportunities at the security level in all market environments, whether volatile or sanguine. We expect that this will likely continue to be the case as the tides shift in upcoming quarters.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary July 31, 2005

Asset Allocation (Excludes Securities Lending Collateral)	7/31/05	1/31/05

Collateralized Mortgage Obligations	20%	21%
Corporate Bonds	19%	20%
US Treasury Obligations	15%	13%
Commercial and Non-Agency Mortgage Backed Securites	12%	9%
Foreign Bonds — US$ Denominated	8%	11%
Foreign Bonds — Non US$ Denominated	7%	5%
Asset Backed	7%	8%
Municipal Bonds and Notes	5%	5%
US Government Agency Sponsored Pass-Throughs	5%	4%
Cash Equivalents, net**	2%	3%
Government National Mortgage Association	—	1%
	100%	100%
Quality (Excludes Securities Lending Collateral)	7/31/05	1/31/05

US Government and Agencies	40%	39%
AAA*	25%	27%
AA	4%	4%
A	11%	11%
BBB	14%	12%
BB	4%	3%
B	2%	4%
	100%	100%

* Category includes cash equivalents.

** Includes other assets and liabilities.

Asset allocation and quality are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

Effective Maturity (Excludes Cash Equivalents)	7/31/05	1/31/05

Less than 1 year	10%	7%
1 < 5 years	40%	45%
5 < 10 years	32%	31%
Greater than 10 years	18%	17%
	100%	100%

Weighted average effective maturity: 6.87 years and 6.76 years, respectively.

Effective maturity is subject to change.

For more complete details about the Fund's investment portfolio, see page 18. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to scudder.com on the 15th of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of July 31, 2005 (Unaudited)

	Principal Amount ($)(b)	Value ($)

Corporate Bonds 19.1%
Consumer Discretionary 1.9%
155 East Tropicana LLC/Finance, 144A, 8.75%, 4/1/2012	150,000	147,750
Adesa, Inc., 7.625%, 6/15/2012	105,000	107,100
Auburn Hills Trust, 12.375%, 5/1/2020	666,000	1,013,952
AutoNation, Inc., 9.0%, 8/1/2008	165,000	181,913
Aztar Corp., 7.875%, 6/15/2014	190,000	202,350
Cablevision Systems New York Group, Series B, 7.89%*, 4/1/2009	120,000	123,750
Caesars Entertainment, Inc.:
8.875%, 9/15/2008	130,000	144,625
9.375%, 2/15/2007	135,000	143,438
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008	2,000,000	2,239,448
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014	120,000	105,600
CSC Holdings, Inc.:
7.25%, 7/15/2008	95,000	96,187
7.875%, 12/15/2007	240,000	248,100
DaimlerChrysler NA Holding Corp., 4.75%, 1/15/2008	654,000	652,777
Dex Media East LLC/Financial, 12.125%, 11/15/2012	411,000	490,117
Dura Operating Corp., Series B, 8.625%, 4/15/2012	60,000	57,000
EchoStar DBS Corp., 6.625%, 10/1/2014	130,000	129,025
Foot Locker, Inc., 8.5%, 1/15/2022	140,000	155,050
Ford Motor Co., 7.45%, 7/16/2031	20,000	16,957
Gregg Appliances, Inc., 144A, 9.0%, 2/1/2013	65,000	62,888
ITT Corp., 7.375%, 11/15/2015	105,000	116,550
Jacobs Entertainment, Inc., 11.875%, 2/1/2009	270,000	291,600
Mandalay Resort Group:
6.5%, 7/31/2009	450,000	459,000
Series B, 10.25%, 8/1/2007	15,000	16,387
Mediacom LLC, 9.5%, 1/15/2013	75,000	76,688
MGM MIRAGE:
6.0%, 10/1/2009	850,000	852,125
8.375%, 2/1/2011	230,000	252,137
9.75%, 6/1/2007	180,000	194,175
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	85,000	92,331
NCL Corp., 144A, 11.625%, 7/15/2014	120,000	127,800
Petro Stopping Centers, 9.0%, 2/15/2012	175,000	177,625
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012	120,000	121,050
PRIMEDIA, Inc.:
8.643%*, 5/15/2010	265,000	279,575
8.875%, 5/15/2011	205,000	216,019
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009	210,000	237,038
Restaurant Co., 11.25%, 5/15/2008	185,302	188,777
Schuler Homes, Inc., 10.5%, 7/15/2011	210,000	230,475
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012	115,000	118,737
8.75%, 12/15/2011	255,000	270,300
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013	75,000	77,250
TCI Communications, Inc., 8.75%, 8/1/2015	700,000	880,536
Tele-Communications, Inc.:
9.875%, 6/15/2022	475,000	670,438
10.125%, 4/15/2022	675,000	968,772
Time Warner, Inc., 7.625%, 4/15/2031	660,000	813,239
Toys "R" Us, Inc., 7.375%, 10/15/2018	120,000	96,900
TRW Automotive, Inc., 11.0%, 2/15/2013	310,000	359,600
United Auto Group, Inc., 9.625%, 3/15/2012	215,000	231,663
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	120,000	127,200
Williams Scotsman, Inc., 9.875%, 6/1/2007	370,000	362,600
Wynn Las Vegas LLC, 6.625%, 12/1/2014	105,000	102,244
		15,326,858
Consumer Staples 0.1%
Agrilink Foods, Inc., 11.875%, 11/1/2008	77,000	79,310
Alliance One International, Inc., 144A, 11.0%, 5/15/2012	75,000	77,438
GNC Corp., 8.625%, 1/15/2011	35,000	33,250
Pinnacle Foods Holding Corp., 8.25%, 12/1/2013	35,000	31,850
Swift & Co.:
10.125%, 10/1/2009	170,000	184,875
12.5%, 1/1/2010	65,000	72,637
Viskase Co., Inc., 11.5%, 6/15/2011	205,000	221,400
		700,760
Energy 0.9%
Chesapeake Energy Corp., 6.875%, 1/15/2016	80,000	83,000
CITGO Petroleum Corp., 6.0%, 10/15/2011	180,000	180,900
Dynegy Holdings, Inc., 144A, 9.875%, 7/15/2010	260,000	287,300
Edison Mission Energy, 7.73%, 6/15/2009	410,000	432,550
El Paso Production Holding Corp., 7.75%, 6/1/2013	120,000	127,350
Energy Transfer Partners L.P.:
144A, 5.65%, 8/1/2012	1,035,000	1,034,933
5.95%, 2/1/2015	810,000	814,661
Enterprise Products Operating LP:
144A, 5.0%, 3/1/2015	2,133,000	2,063,562
7.5%, 2/1/2011	1,194,000	1,322,576
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007	270,000	269,663
Southern Natural Gas, 8.875%, 3/15/2010	155,000	169,134
Stone Energy Corp.:
6.75%, 12/15/2014	100,000	99,000
8.25%, 12/15/2011	235,000	248,513
Whiting Petroleum Corp., 7.25%, 5/1/2013	15,000	15,150
Williams Companies, Inc.:
8.125%, 3/15/2012	305,000	350,750
8.75%, 3/15/2032	135,000	167,062
		7,666,104
Financials 8.1%
Agfirst Farm Credit Bank, 8.393%, 12/15/2016	3,100,000	3,525,329
AIG SunAmerica Global Finance IX, 144A, 5.1%, 1/17/2007	2,695,000	2,714,393
Allstate Corp., 5.55%, 5/9/2035	2,038,000	2,036,832
American General Finance Corp.:
Series H, 4.0%, 3/15/2011	5,460,000	5,174,054
Series I, 4.875%, 5/15/2010	180,000	179,429
AmeriCredit Corp., 9.25%, 5/1/2009	405,000	429,300
BF Saul Real Estate Investment Trust, (REIT), 7.5%, 3/1/2014	135,000	139,725
Duke Capital LLC, 4.302%, 5/18/2006	4,330,000	4,327,142
E*TRADE Financial Corp., 8.0%, 6/15/2011	145,000	154,063
Erac USA Finance Co., 144A, 8.0%, 1/15/2011	2,896,000	3,289,277
ERP Operating LP, 6.584%, 4/13/2015	3,654,000	4,013,305
Ford Motor Credit Co.:
5.8%, 1/12/2009	886,000	852,414
6.5%, 1/25/2007	1,518,000	1,533,881
6.875%, 2/1/2006	9,122,000	9,212,509
7.25%, 10/25/2011	490,000	482,265
7.375%, 10/28/2009	75,000	74,833
FPL Group Capital, Inc., 4.086%, 2/16/2007	3,645,000	3,626,990
General Motors Acceptance Corp.:
4.13%*, 3/20/2007	250,000	245,918
6.125%, 8/28/2007	110,000	109,808
6.75%, 1/15/2006	2,658,000	2,678,902
6.75%, 12/1/2014	150,000	141,283
6.875%, 9/15/2011	130,000	125,465
7.75%, 1/19/2010	55,000	56,576
8.0%, 11/1/2031	885,000	858,452
H&E Equipment/Finance, 11.125%, 6/15/2012	200,000	221,000
HSBC Bank USA, 5.875%, 11/1/2034	1,045,000	1,107,888
JPMorgan Chase Capital XV, 5.875%, 3/15/2035 (f)	4,665,000	4,665,294
Pennsylvania Mutual Life Insurance Co., 144A, 6.65%, 6/15/2034	2,380,000	2,672,519
PLC Trust, Series 2003-1, 144A, 2.709%, 3/31/2006	3,072,869	3,060,762
Poster Financial Group, Inc., 8.75%, 12/1/2011	215,000	219,300
PXRE Capital Trust I, 8.85%, 2/1/2027	195,000	202,200
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	180,000	208,800
RC Royalty Subordinated LLC, 7.0%, 1/1/2018	75,000	64,875
Simon Property Group, L.P., (REIT), 144A, 4.6%, 6/15/2010	1,030,000	1,013,627
The Goldman Sachs Group, Inc.:
4.75%, 7/15/2013	2,540,000	2,497,188
5.125%, 1/15/2015	3,300,000	3,305,581
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027	125,000	104,375
Triad Acquisition, 144A, 11.125%, 5/1/2013	70,000	72,100
UGS Corp., 10.0%, 6/1/2012	180,000	199,800
Universal City Development, 11.75%, 4/1/2010	260,000	298,675
		65,896,129
Health Care 0.2%
Cinacalcet Royalty Subordinated LLC, 8.0%, 3/30/2017	55,000	57,200
HEALTHSOUTH Corp., 10.75%, 10/1/2008	210,000	218,400
Highmark, Inc., 144A, 6.8%, 8/15/2013	1,047,000	1,143,397
InSight Health Services Corp., Series B, 9.875%, 11/1/2011	85,000	73,738
Tenet Healthcare Corp.:
6.375%, 12/1/2011	55,000	52,250
144A, 9.25%, 2/1/2015	240,000	247,200
		1,792,185
Industrials 1.7%
Allied Waste North America, Inc.:
Series B, 5.75%, 2/15/2011	155,000	146,087
Series B, 9.25%, 9/1/2012	227,000	247,714
Avondale Mills, Inc. 144A, 10.504%*, 7/1/2012	160,000	156,800
BAE System 2001 Asset Trust, "B", Series 2001, 144A, 7.156%, 12/15/2011	1,847,658	1,955,217
Bear Creek Corp., 144A, 8.33%*, 3/1/2012	110,000	108,900
Beazer Homes USA, Inc.:
8.375%, 4/15/2012	175,000	187,906
8.625%, 5/15/2011	125,000	133,125
Browning-Ferris Industries:
7.4%, 9/15/2035	105,000	90,825
9.25%, 5/1/2021	115,000	116,437
Cenveo Corp., 7.875%, 12/1/2013	135,000	130,444
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	160,000	166,800
Columbus McKinnon Corp., 10.0%, 8/1/2010	165,000	180,675
Compression Polymers Corp.:
144A, 10.46%*, 7/1/2012	70,000	70,350
144A, 10.5%, 7/1/2013	115,000	116,150
Cornell Companies, Inc., 10.75%, 7/1/2012	100,000	103,750
D.R. Horton, Inc., 5.375%, 6/15/2012 (f)	4,737,000	4,698,645
Dana Corp., 7.0%, 3/1/2029	155,000	136,821
Erico International Corp., 8.875%, 3/1/2012	85,000	88,400
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011	345,000	375,187
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2015 (f)	1,905,000	1,905,000
8.875%, 4/1/2012	195,000	212,062
Kansas City Southern:
7.5%, 6/15/2009	130,000	133,900
9.5%, 10/1/2008	270,000	293,625
Millennium America, Inc., 9.25%, 6/15/2008	370,000	403,300
Securus Technologies, Inc., 144A, 11.0%, 9/1/2011	105,000	90,563
Ship Finance International Ltd., 8.5%, 12/15/2013	290,000	277,675
Technical Olympic USA, Inc.:
7.5%, 3/15/2011	90,000	86,400
10.375%, 7/1/2012	250,000	266,250
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	165,000	188,100
United Rentals North America, Inc., 7.0%, 2/15/2014 (f)	200,000	188,500
Xerox Capital Trust I, 8.0%, 2/1/2027	125,000	130,313
		13,385,921
Information Technology 0.2%
Activant Solutions, Inc.:
144A, 9.504%*, 4/1/2010	65,000	66,950
10.5%, 6/15/2011	160,000	173,600
L-3 Communications Corp., 144A, 6.375%, 10/15/2015	100,000	101,250
Lucent Technologies, Inc.:
6.45%, 3/15/2029	310,000	279,000
7.25%, 7/15/2006	130,000	133,087
Sanmina-SCI Corp.:
6.75%, 3/1/2013	310,000	298,375
10.375%, 1/15/2010	259,000	287,490
SunGard Data Systems, Inc., LIBOR plus 4.50%, 144A, 8.52%*, 8/15/2013	10,000	10,363
		1,350,115
Materials 1.8%
ARCO Chemical Co., 9.8%, 2/1/2020	485,000	543,200
Caraustar Industries, Inc., 9.875%, 4/1/2011	110,000	111,925
Constar International, Inc., 144A, 6.643%*, 2/15/2012	100,000	96,000
Dayton Superior Corp., 10.75%, 9/15/2008	80,000	83,200
GEO Specialty Chemicals, Inc., 12.004%, 12/31/2009	207,000	208,035
Georgia-Pacific Corp.:
7.75%, 11/15/2029	1,459,000	1,632,256
8.0%, 1/15/2024	225,000	256,500
8.875%, 5/15/2031	2,038,000	2,547,500
9.375%, 2/1/2013	240,000	271,200
Hercules, Inc., 6.75%, 10/15/2029	115,000	114,856
Huntsman Advanced Materials LLC, 11.0%, 7/15/2010	260,000	295,750
Huntsman LLC, 11.625%, 10/15/2010	255,000	299,625
IMC Global, Inc.:
7.375%, 8/1/2018	65,000	66,137
10.875%, 8/1/2013	201,000	236,929
International Steel Group, Inc., 6.5%, 4/15/2014	100,000	99,500
Newmont Mining Corp., 5.875%, 4/1/2035	4,192,000	4,213,945
Omnova Solutions, Inc., 11.25%, 6/1/2010	200,000	212,000
Oregon Steel Mills, Inc., 10.0%, 7/15/2009	115,000	124,775
Pliant Corp., 144A, 11.625%, 6/15/2009 (PIK)	5	6
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	70,000	77,525
Sheffield Steel Corp., 11.375%, 8/15/2011	100,000	101,000
TriMas Corp., 9.875%, 6/15/2012	230,000	196,650
UAP Holding Corp., Step-up Coupon, 0% to 1/15/2008, 10.75% to 7/15/2012	150,000	128,250
United States Steel Corp., 9.75%, 5/15/2010	255,000	280,500
Weyerhaeuser Co.:
7.125%, 7/15/2023	835,000	910,282
7.375%, 3/15/2032 (f)	1,270,000	1,488,022
		14,595,568
Telecommunication Services 1.4%
AirGate PCS, Inc., 7.349%*, 10/15/2011	105,000	109,200
Anixter International, Inc., 5.95%, 3/1/2015	417,000	407,065
AT&T Corp.:
9.05%, 11/15/2011	157,000	179,176
9.75%, 11/15/2031	165,000	213,675
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	60,000	63,975
8.375%, 1/15/2014 (f)	275,000	283,250
144A, 8.375%, 1/15/2014	20,000	20,600
Insight Midwest LP, 9.75%, 10/1/2009	110,000	113,988
LCI International, Inc., 7.25%, 6/15/2007	245,000	240,100
MCI, Inc., 8.735%, 5/1/2014	220,000	247,500
Nextel Communications, Inc., 7.375%, 8/1/2015	560,000	603,400
Nextel Partners, Inc., 8.125%, 7/1/2011	145,000	158,231
Qwest Corp.:
144A, 6.671%*, 6/15/2013	60,000	62,700
7.25%, 9/15/2025	335,000	313,225
SBC Communications, Inc., 4.125%, 9/15/2009	5,905,000	5,779,861
Verizon Maryland, Inc., 8.3%, 8/1/2031	2,145,000	2,731,568
		11,527,514
Utilities 2.8%
AES Corp., 144A, 8.75%, 5/15/2013	290,000	321,175
Allegheny Energy Supply Co. LLC:
144A, 8.25%, 4/15/2012	390,000	438,750
144A, 10.25%, 11/15/2007	205,000	223,962
144A, 13.0%, 11/15/2007	110,000	120,175
CC Funding Trust I, 6.9%, 2/16/2007	3,614,000	3,735,467
CMS Energy Corp.:
8.5%, 4/15/2011	195,000	219,131
9.875%, 10/15/2007	375,000	411,563
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010	1,405,000	1,347,179
5.0%, 2/15/2012	3,605,000	3,601,553
DPL, Inc., 6.875%, 9/1/2011	135,000	147,488
Northeast Utilities, Series B, 3.3%, 6/1/2008	3,985,000	3,820,479
NorthWestern Corp., 144A, 5.875%, 11/1/2014	130,000	133,900
NRG Energy, Inc., 144A, 8.0%, 12/15/2013	263,000	281,410
PSE&G Energy Holdings LLC:
8.5%, 6/15/2011	135,000	147,488
10.0%, 10/1/2009	305,000	343,887
Tenaska Alabama Partners LP, 144A, 7.0%, 6/30/2021	100,000	103,749
TXU Energy Co., 7.0%, 3/15/2013	1,485,000	1,642,976
Xcel Energy, Inc., 7.0%, 12/1/2010	5,440,000	5,962,566
		23,002,898
Total Corporate Bonds (Cost $157,014,463)		155,244,052

Foreign Bonds — US$ Denominated 8.3%
Consumer Discretionary 0.1%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	249,000	278,880
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014	205,000	226,525
Shaw Communications, Inc., 8.25%, 4/11/2010	245,000	271,950
Vitro Envases Norteamerica SA, 144A, 10.75%, 7/23/2011	35,000	35,350
		812,705
Consumer Staples 0.0%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011	175,000	194,250
Grupo Cosan SA, 144A, 9.0%, 11/1/2009	65,000	67,925
		262,175
Energy 0.3%
Luscar Coal Ltd., 9.75%, 10/15/2011	270,000	295,650
OAO Gazprom, 144A, 9.625%, 3/1/2013	180,000	218,700
Petro-Canada, 5.95%, 5/15/2035	1,600,000	1,632,758
Petroleum Geo-Services ASA, 10.0%, 11/5/2010	490,006	553,707
Secunda International Ltd., 11.599%*, 9/1/2012	75,000	74,250
		2,775,065
Financials 3.6%
Barclays Bank PLC, 1.0%, 12/15/2049	390,000	395,101
Chuo Mitsui Trust & Banking Co., Ltd, 144A, 5.506%, 12/29/2049	3,020,000	2,917,057
Conproca SA de CV:
12.0%, 6/16/2010	90,000	110,250
Series REG S, 12.0%, 6/16/2010	105,000	128,625
Eircom Funding, 8.25%, 8/15/2013	145,000	155,150
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008	6,400,000	6,316,634
Mizuho Financial Group, 8.375%, 4/27/2049	6,735,000	7,332,374
QBE Insurance Group Ltd., 144A, 5.647%, 7/1/2023	1,095,000	1,095,835
Royal Bank of Scotland Group PLC, Series 3, 7.816%, 11/29/2049	2,309,000	2,343,538
Skandinaviska Enskilda Banken AB, 144A, 5.471%, 3/29/2049	2,970,000	2,993,674
SPI Electricity & Gas Australia Holdings Property Ltd., 144A, 6.15%, 11/15/2013	3,020,000	3,256,318
Westfield Capital Corp., 144A, 4.375%, 11/15/2010	2,121,000	2,067,076
		29,111,632
Health Care 0.0%
Biovail Corp., 7.875%, 4/1/2010	150,000	154,875
Industrials 1.1%
CP Ships Ltd., 10.375%, 7/15/2012	220,000	247,775
Grupo Transportacion Ferroviaria Mexicana SA de CV:
144A, 9.375%, 5/1/2012	235,000	251,450
10.25%, 6/15/2007	385,000	410,988
12.5%, 6/15/2012	150,000	176,625
LeGrand SA, 8.5%, 2/15/2025	110,000	132,550
Stena AB, 9.625%, 12/1/2012	125,000	137,656
Tyco International Group SA:
6.875%, 1/15/2029	4,700,000	5,531,745
7.0%, 6/15/2028	1,390,000	1,651,192
		8,539,981
Materials 0.5%
Alrosa Finance SA, 144A, 8.875%, 11/17/2014	100,000	113,500
Cascades, Inc., 7.25%, 2/15/2013	180,000	180,000
Celulosa Arauco y Constitucion SA, 144A, 5.625%, 4/20/2015	2,910,000	2,899,183
Crown Euro Holdings SA, 10.875%, 3/1/2013	120,000	140,700
ISPAT Inland ULC, 9.75%, 4/1/2014	180,000	212,400
Sino-Forest Corp., 144A, 9.125%, 8/17/2011	10,000	10,875
Tembec Industries, Inc.:
8.5%, 2/1/2011	370,000	296,000
8.625%, 6/30/2009	190,000	161,025
		4,013,683
Sovereign Bonds 1.1%
Aries Vermogensverwaltung GmbH, Series C, 9.6%, 10/25/2014	750,000	961,905
Federative Republic of Brazil, 8.875%, 10/14/2019	145,000	150,075
Republic of Argentina, 8.28%, 12/31/2033 PIK	415,761	401,833
Republic of Bulgaria, 8.25%, 1/15/2015	2,350,000	2,916,115
Republic of Indonesia, 7.25%, 4/20/2015	380,000	382,375
Republic of Turkey:
7.25%, 3/15/2015	60,000	61,536
11.75%, 6/15/2010	420,000	520,275
Republic of Venezuela:
7.65%, 4/21/2025	400,000	357,000
10.75%, 9/19/2013	30,000	34,830
Russian Federation, Step-up Coupon, 5.0% to 3/31/2007, 7.5% to 3/31/2030	180,000	199,584
Russian Ministry of Finance, Series V, 3.0%, 5/14/2008	1,470,000	1,382,388
United Mexican States:
Series A, 6.75%, 9/27/2034	1,486,000	1,566,244
8.375%, 1/14/2011	315,000	361,305
		9,295,465
Telecommunication Services 1.6%
America Movil SA de CV, 5.75%, 1/15/2015	2,545,000	2,555,951
Axtel SA, 11.0%, 12/15/2013	80,000	87,800
British Telecommunications PLC, 8.875%, 12/15/2030	4,105,000	5,760,678
Embratel, Series B, 11.0%, 12/15/2008	98,000	109,760
Intelsat Bermuda Ltd., 144A, 8.695%*, 1/15/2012	155,000	158,100
Millicom International Cellular SA, 10.0%, 12/1/2013	165,000	170,775
Mobifon Holdings BV, 12.5%, 7/31/2010	305,000	369,050
Mobile Telesystems Financial, 144A, 8.375%, 10/14/2010	60,000	62,775
Nortel Networks Corp., 6.875%, 9/1/2023	95,000	90,488
Nortel Networks Ltd., 6.125%, 2/15/2006	360,000	360,900
Telecom Italia Capital:
144A, 4.0%, 1/15/2010	320,000	308,776
5.25%, 11/15/2013	2,220,000	2,232,554
Telefonos de Mexico SA de CV, 144A, 4.75%, 1/27/2010	690,000	680,694
		12,948,301
Total Foreign Bonds — US$ Denominated (Cost $66,729,804)		67,913,882

Foreign Bonds — Non US$ Denominated 6.7%
Sovereign Bonds
Aries Vermogensverwaltung GmbH, Series B, 7.75%, 10/25/2009 EUR	250,000	352,765
Federal Republic of Germany, 144A, 3.25%, 4/17/2009 EUR	13,145,000	16,366,894
Government of Malaysia, 4.305%, 2/27/2009 MYR	17,978,723	4,963,398
Mexican Bonds:
Series M-20, 8.0%, 12/7/2023 MXN	6,800,000	549,917
Series MI-10, 8.0%, 12/19/2013 MXN	93,725,600	8,119,170
Series M-20, 10.0%, 12/5/2024 MXN	6,540,000	640,786
Republic of Argentina, 5.83%, 12/31/2033 ARS	2,750,000	1,181,215
Republic of Colombia, 12.0%, 10/22/2015 COP	753,000,000	356,856
Republic of Uruguay, 17.75%, 2/4/2006 UYU	29,400,000	648,662
United Kingdom Treasury Bonds, 5.0%, 9/7/2014 GBP	11,332,093	20,950,392
Total Foreign Bonds — Non US$ Denominated (Cost $52,974,135)		54,130,055

Convertible Bond 0.0%
HIH Capital Ltd., 144A, Series DOM, 7.5%, 9/25/2006 (Cost $44,785)	45,000	44,550

Asset Backed 6.5%
Automobile Receivables 1.6%
MMCA Automobile Trust:
"A4", Series 2002-3, 3.57%, 8/17/2009	6,408,827	6,392,253
"A4", Series 2002-2, 4.3%, 3/15/2010	2,945,599	2,940,499
"B", Series 2002-2, 4.67%, 3/15/2010	1,218,556	1,210,924
"B", Series 2002-1, 5.37%, 1/15/2010	1,180,550	1,179,781
WFS Financial Owner Trust, "A3A", Series 2002-4, 2.39%, 8/20/2007	1,065,813	1,064,878
		12,788,335
Credit Card Receivables 0.4%
Capital One Multi-Asset Execution Trust, "B1", Series 2005-B1, 4.9%, 12/15/2017	3,570,000	3,555,801
Home Equity Loans 4.1%
Aegis Asset Backed Securities Trust, "N1", Series 2005-3N, 144A, 4.75%, 8/25/2035	3,143,147	3,144,099
Ameriquest Finance NIM Trust, "B", Series 2004-RN5, 144A, 7.0%, 6/25/2034	1,655,542	1,622,511
Centex Home Equity, "AF6", Series 2000-D, 6.93%, 1/25/2031	2,944,440	2,953,101
Countrywide Asset-Backed Certificates:
"AF2", Series 2005-7, 4.367%, 11/25/2035	5,100,000	5,066,548
"N1", Series 2004-2N, 144A, 5.0%, 2/25/2035	1,144,078	1,136,605
"NOTE", Series 2003-BC3N, 144A, 8.0%, 9/25/2033	567,723	570,562
Green Tree Home Equity Loan Trust, "M2", Series 1999-C, 8.36%, 7/15/2030	2,713,748	2,776,839
Novastar NIM Trust, "NOTE", Series 2005-N1, 144A, 4.777%, 10/26/2035	2,986,504	2,986,504
Park Place Securities NIM Trust, "A", Series 2005-WCH1, 144A, 4.0%, 2/25/2035	3,020,730	3,005,626
Renaissance Home Equity Loan Trust, "AF3", Series 2005-2, 4.499%, 8/25/2035	1,360,000	1,349,444
Renaissance NIM Trust, "A", Series 2004-A, 144A, 4.45%, 6/25/2034	279,704	279,441
Residential Asset Securities Corp., "AI6", Series 2000-KS1, 7.905%, 2/25/2031	1,865,500	1,898,583
Terwin Mortgage Trust, "AF2", Series 2005-14HE, 4.821%, 7/25/2036	6,772,000	6,748,295
		33,538,158
Industrials 0.4%
Delta Air Lines, Inc., "G-2", Series 2002-1, 6.417%, 7/2/2012	1,115,000	1,142,444
Northwest Airlines, "G", Series 1999-3, 7.935%, 4/1/2019	1,526,972	1,629,649
		2,772,093
Total Asset Backed (Cost $53,037,252)		52,654,387

US Treasury Obligations 15.4%
US Treasury Bond:
6.0%, 2/15/2026 (f)	15,404,000	18,342,791
7.5%, 11/15/2016	5,975,000	7,618,358
8.125%, 8/15/2019	500,000	687,695
US Treasury Note:
3.0%, 12/31/2006 (f)	13,614,000	13,431,055
3.0%, 2/15/2008	800,000	780,031
3.375%, 2/15/2008 (f)	52,206,000	51,359,689
3.625%, 7/15/2009	6,277,000	6,161,761
3.625%, 1/15/2010	2,390,000	2,339,958
4.25%, 8/15/2013	2,420,000	2,423,025
4.75%, 5/15/2014	15,532,000	16,074,408
5.0%, 2/15/2011	1,850,000	1,927,613
6.0%, 8/15/2009	2,870,000	3,067,984
6.625%, 5/15/2007	1,300,000	1,358,552
Total US Treasury Obligations (Cost $126,894,081)		125,572,920

Collateralized Mortgage Obligations 20.0%
Fannie Mae Grantor Trust, "A2", Series 2002-T4, 7.0%, 12/25/2041	4,931,557	5,154,368
Fannie Mae Whole Loan:
"2A3", Series 2003-W3, 4.16%, 6/25/2042	4,212,141	4,196,679
"A2", Series 2002-W10, 4.7%, 8/25/2042	5,777	5,777
"2A3", Series 2003-W15, 4.71%, 8/25/2043	2,518,420	2,514,637
"1A1", Series 2004-W15, 6.0%, 8/25/2044	4,164,877	4,251,395
"5A", Series 2004-W2, 7.5%, 3/25/2044	4,771,277	5,054,139
Federal Home Loan Mortgage Corp.:
"MB", Series 2691, 4.0%, 4/15/2022	14,500,000	14,327,810
"BG", Series 2869, 5.0%, 7/15/2033	815,000	807,631
"EG", Series 2836, 5.0%, 12/15/2032	8,025,000	7,908,256
"JD", Series 2778, 5.0%, 12/15/2032	8,098,000	8,056,449
"JG", Series 2937, 5.0%, 8/15/2033	7,240,000	7,104,023
"KD", Series 2915, 5.0%, 9/15/2033	3,266,000	3,205,269
"OG", Series 2889, 5.0%, 5/15/2033	7,102,000	6,986,715
"PD", Series 2844, 5.0%, 12/15/2032	8,030,000	7,913,189
"PE", Series 2721, 5.0%, 1/15/2023	345,000	340,175
"PE", Series 2898, 5.0%, 5/15/2033	3,440,000	3,379,174
"PG", Series 2734, 5.0%, 7/15/2032	6,738,000	6,663,645
"TK", Series 2693, 5.0%, 8/15/2027	5,412,000	5,467,641
"UE", Series 2764, 5.0%, 10/15/2032	6,133,000	6,066,540
"UE", Series 2911, 5.0%, 6/15/2033	3,585,000	3,526,300
"XD", Series 2941, 5.0%, 5/15/2033	5,962,000	5,855,031
"CH", Series 2390, 5.5%, 12/15/2016	2,900,000	2,962,116
"GD", Series 2497, 5.5%, 7/15/2014	1,312,282	1,312,547
"PE", Series 2522, 5.5%, 3/15/2022	11,050,000	11,431,333
"Z", Series 2173, 6.5%, 7/15/2029	921,844	956,194
"B", Series 1997-M5, 6.65%, 8/25/2007	1,564,832	1,601,055
Federal National Mortgage Association:
"C", Series 2002-M2, 4.717%, 8/25/2012	9,425,000	9,382,903
"PE", Series 2005-44, 5.0%, 7/25/2033	1,350,000	1,325,835
"QD", Series 2005-29, 5.0%, 8/25/2033	2,485,000	2,447,473
"OG", Series 2001-69, 5.5%, 12/25/2016	2,005,750	2,058,505
"PG", Series 2002-3, 5.5%, 2/25/2017	3,750,000	3,851,335
"QC", Series 2002-11, 5.5%, 3/25/2017	4,270,000	4,375,932
"VD", Series 2002-56, 6.0%, 4/25/2020	657,218	662,688
"ZQ", Series G92-9, 7.0%, 12/25/2021	1,824,897	1,857,352
FHLMC Structured Pass-Through Securities:
"3A", Series T-58, 7.0%, 9/25/2043	2,648,995	2,771,043
"3A", Series T-41, 7.5%, 7/25/2032	1,794,708	1,894,809
Government National Mortgage Association, "GD", Series 2004-26, 5.0%, 11/16/2032	4,994,000	4,962,630
Total Collateralized Mortgage Obligations (Cost $160,698,527)		162,638,593

Commercial and Non-Agency Mortgage-Backed Securities 11.8%
Bank of America Mortgage Securities, "2A6", Series 2004-G, 4.657%*, 8/25/2034	7,930,000	7,955,804
Citigroup Commercial Mortgage Trust, "A5", Series 2004-C2, 4.733%, 10/15/2041	1,360,000	1,343,219
Citigroup Mortgage Loan Trust, Inc., "1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	4,891,309	5,068,619
Countrywide Alternative Loan Trust:
"2A2", Series 2004-18CB, 5.125%, 9/25/2034	4,920,000	4,924,535
"1A1", Series 2004-J1, 6.0%, 2/25/2034	646,395	652,212
"7A1", Series 2004-J2, 6.0%, 12/25/2033	1,653,327	1,671,927
Countrywide Home Loans, "A6", Series 2003-57, 5.5%, 1/25/2034	3,203,553	3,213,145
GMAC Commercial Mortgage Securities, Inc., "A3", Series 1997-C1, 6.869%, 7/15/2029	1,168,859	1,211,002
GS Mortgage Securities Corp. II, "C", Series 1998-C1, 6.91%, 10/18/2030	3,255,000	3,447,103
JPMorgan Chase Commercial Mortgage Securities, "B", Series 2005-CB12, 5.191%, 9/12/2037	3,480,000	3,490,196
LB-UBS Commercial Mortgage Trust, "A2", Series 2005-C2, 4.821%, 4/15/2030	3,310,000	3,329,004
Master Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020	8,118,602	8,199,856
"3A1", Series 2004-5, 6.5%, 6/25/2034	958,151	983,603
"5A1", Series 2005-2, 6.5%, 12/25/2034	2,093,130	2,124,426
Master Asset Securitization Trust:
"2A7", Series 2003-9, 5.5%, 10/25/2033	3,281,478	3,286,492
"8A1", Series 2003-6, 5.5%, 7/25/2033	3,510,131	3,502,455
Merrill Lynch Mortgage Investors, Inc., "A3", Series 1996-C2, 6.96%, 11/21/2028	4,421,875	4,506,846
Mortgage Capital Funding, Inc., "A3", Series 1997-MC1, 7.288%, 7/20/2027	2,590,757	2,659,079
Structured Adjustable Rate Mortgage Loan Trust, "1A1", Series 2005-17, 5.765%*, 8/25/2035	6,680,000	6,755,150
Structured Asset Securities Corp.:
"4A1", Series 2005-6, 5.0%, 5/25/2035	1,160,707	1,145,187
"2A1", Series 2003-1, 6.0%, 2/25/2018	2,312,500	2,346,407
Wachovia Bank Commercial Mortgage Trust, "G", Series 2005-C19, 144A, 5.292%, 5/15/2044	2,710,000	2,625,101
Washington Mutual:
"A6", Series 2004-AR5, 3.857%, 6/25/2034	4,070,000	3,948,600
"A6", Series 2003-AR11, 3.985%, 10/25/2033	3,385,000	3,309,008
"A7, Series 2004-AR9, 4.207%*, 8/25/2034	3,681,000	3,627,132
Wells Fargo Mortgage Backed Securities Trust:
"2A14", Series 2005-AR10, 4.111%*, 6/25/2035	3,420,000	3,369,935
"2A4", Series 2005-AR10, 4.111%*, 6/25/2035	3,357,213	3,306,723
"B1", Series 2005-AR12, 4.327*%, 7/25/2035	3,523,635	3,411,318
"1A3", Series 2002-18, 6.0%, 12/25/2032	227,319	227,286
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $96,841,544)		95,641,370

Municipal Bonds and Notes 5.1%
Brockton, MA, General Obligation, Economic Development, Series A, 6.45%, 5/1/2017 (c)	1,825,000	2,012,409
California, Statewide Communities Development Authority Revenue, Series A-1, 4.0%, 11/15/2006 (c)	3,000,000	2,984,160
Hoboken, NJ, General Obligation, Series B, 5.33%, 2/1/2018 (c)	5,130,000	5,283,592
Illinois, State General Obligation, 4.95%, 6/1/2023	5,275,000	5,289,559
Jicarilla, NM, Apache Nation Revenue, 144A, 5.2%, 12/1/2013	3,555,000	3,606,619
La Quinta, CA, Redevelopment Agency Tax Allocation, Redevelopment Project Area No. 1, 6.24%, 9/1/2023 (c)	390,000	423,657
Muscatine, IA, Electric Revenue, 3.96%, 1/1/2008 (c)	3,000,000	2,958,060
Portland, OR, River District, Renewal & Redevelopment Revenue, Series B, 3.8%, 6/15/2012 (c)	1,955,000	1,861,375
South Portland, ME, State General Obligation, 5.1%, 3/1/2017 (c)	1,890,000	1,912,283
Union City, CA, Taxable Pension Obligation, 5.36%, 7/1/2014 (c)	3,890,000	3,990,479
Union County, NJ, Improvement Authority, Student Loan Revenue, 5.29%, 4/1/2018 (c)	4,245,000	4,323,660
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013 (c)	3,600,000	3,664,584
Washington, State Economic Development Finance Authority Revenue, CSC Tacoma LLC Project, Series A, 3.8%, 10/1/2011 (c)	1,335,000	1,279,357
West Valley City, UT, Municipal Building Authority, Lease Revenue, Special Obligation Crossover, 7.67%, 5/1/2006	2,150,000	2,202,030
Total Municipal Bonds and Notes (Cost $41,565,056)		41,791,824

US Government Agency Sponsored Pass-Throughs 4.8%
Federal Home Loan Mortgage Corp., 5.0%, 10/1/2033	3,215,000	3,163,759
Federal National Mortgage Association:
4.5% with various maturities from 11/1/2028 until 8/1/2033 (e)	10,537,924	10,109,903
5.0% with various maturities from 4/1/2025 until 2/1/2034 (e)	13,049,572	12,921,124
5.5% with various maturities from 12/1/2024 until 1/1/2025	4,984,549	5,044,953
6.5% with various maturities from 9/1/2016 until 11/1/2033	6,679,911	6,920,815
8.0%, 9/1/2015	970,361	1,038,620
Total US Government Agency Sponsored Pass-Throughs (Cost $39,421,841)		39,199,174

Loan Participation 0.0%
Citigroup Global (Severstal), 8.625%, 2/24/2009 (Cost $66,138)	65,000	66,775
	Shares	Value ($)

Government National Mortgage Association 0.2%
Government National Mortgage Association, 7.0%, 12/15/2008 (Cost $1,587,209)	1,486,412	1,527,314

	Units	Value ($)

Other Investments 0.0%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029 (Cost $187,678)	245,000	196,000
	Shares	Value ($)

Securities Lending Collateral 7.2%
Scudder Daily Assets Fund Institutional, 3.34% (g) (h) (Cost $58,385,258)	58,385,258	58,385,258

Cash Equivalents 2.4%
Scudder Cash Management QP Trust, 3.34% (d) (Cost $19,353,326)	19,353,326	19,353,326
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $874,801,097) (a)	107.5	874,359,480
Other Assets and Liabilities, Net	(7.5)	(60,743,225)
Net Assets	100.0	813,616,255

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2005.

(a) The cost for federal income tax purposes was $876,585,383. At July 31, 2005, net unrealized depreciation for all securities based on tax cost was $2,225,903. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,581,598 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,807,501.

(b) Principal amount stated in US dollars unless otherwise noted.

(c) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group	0.6
Financial Guaranty Insurance Company	0.2
Financial Security Assurance, Inc.	1.3
MBIA Corp.	1.4

(d) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(e) Mortgage dollar rolls included.

(f) All or a portion of these securities were on loan (See Notes to Financial Statements). The value of all securities loaned at July 31, 2005 amounted to $56,876,222, which is 7.0% of net assets.

(g) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(h) Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.

REIT: Real Estate Investment Trust.

LIBOR: Represents the London InterBank Offered Rate.

Currency Abbreviations
ARS	Argentine Peso	COP	Colombian Peso
EUR	Euro	GBP	Great British Pound
MXN	Mexican Peso	MYR	Malaysian Ringgit
UYU	Uruguayan Peso

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., the Federal National Mortgage Association and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of July 31, 2005 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $797,062,513) — including $56,876,222 of securities loaned	$ 796,620,896
Investment in Scudder Daily Assets Fund Institutional (cost $58,385,258)*	58,385,258
Investment in Scudder Cash Management QP Trust (cost $19,353,326)	19,353,326
Total investments in securities, at value (cost $874,801,097)	874,359,480
Receivable for investments sold	21,867,434
Interest receivable	6,870,961
Receivable for Fund shares sold	887,494
Net receivable on closed forward foreign currency exchange contracts	801
Unrealized appreciation on forward foreign currency exchange contracts	278,461
Other assets	45,566
Total assets	904,310,197
Liabilities
Payable upon return of securities loaned	58,385,258
Due to custodian bank	880,291
Payable for investments purchased	16,151,374
Payable for when-issued and forward delivery securities	6,759,177
Payable for investments purchased — mortgage dollar rolls	6,115,954
Unrealized depreciation on forward foreign currency exchange contracts	686,708
Payable for Fund shares redeemed	734,676
Deferred mortgage dollar roll income	1,095
Accrued management fee	357,634
Other accrued expenses and payables	621,775
Total liabilities	90,693,942
Net assets, at value	$ 813,616,255
Net Assets
Net assets consist of: Accumulated distribution in excess of net investment income	(137,505)
Net unrealized appreciation (depreciation) on: Investments	(441,617)
Foreign currency related transactions	(435,301)
Accumulated net realized gain (loss)	(65,316,613)
Paid-in capital	879,947,291
Net assets, at value	$ 813,616,255

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of July 31, 2005 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($254,904,046 ÷ 19,734,239 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.92
Maximum offering price per share (100 ÷ 95.50 of $12.92)	$ 13.53

Class B

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($21,172,697 ÷ 1,639,377 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 12.92

Class C

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($15,385,331 ÷ 1,192,118 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 12.91
Class AARP Net Asset Value, offering and redemption price(a) per share ($161,369,182 ÷ 12,491,115 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.92
Class S Net Asset Value, offering and redemption price(a) per share ($360,244,506 ÷ 27,896,188 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.91
Institutional Class Net Asset Value, offering and redemption price(a) per share ($540,493 ÷ 41,907 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.90

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended July 31, 2005 (Unaudited)
Investment Income
Income: Interest	$ 19,444,193
Interest — Scudder Cash Management QP Trust	297,004
Mortgage dollar roll income	49,248
Securities lending income, including income from Scudder Daily Assets Fund Institutional, net of borrower rebates	53,326
Dividends	25,245
Total Income	19,869,016
Expenses: Management fee	2,191,102
Distribution service fees	498,007
Services to shareholders	809,044
Custodian and accounting fees	135,529
Auditing	36,864
Legal	16,727
Trustees' fees and expenses	15,614
Reports to shareholders	54,843
Registration fees	38,923
Other	77,069
Total expenses, before expense reductions	3,873,722
Expense reductions	(28,755)
Total expenses, after expense reductions	3,844,967
Net investment income	16,024,049
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	2,573,826
Foreign currency related transactions	3,632,356
6,206,182
Net unrealized appreciation (depreciation) during the period on: Investments	(11,079,946)
Foreign currency related transactions	(836,884)
(11,916,830)
Net gain (loss) on investment transactions	(5,710,648)
Net increase (decrease) in net assets resulting from operations	$ 10,313,401

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended July 31, 2005 (Unaudited)	Year Ended January 31, 2005
Operations: Net investment income	$ 16,024,049	$ 34,649,932
Net realized gain (loss) on investment transactions	6,206,182	6,774,465
Net unrealized appreciation (depreciation) during the period on investment transactions	(11,916,830)	657,279
Net increase (decrease) in net assets resulting from operations	10,313,401	42,081,676
Distributions to shareholders from: Net investment income: Class A	(5,621,657)	(11,406,180)
Class B	(413,394)	(1,254,799)
Class C	(270,894)	(581,669)
Class AARP	(3,734,988)	(7,373,508)
Class S	(8,278,304)	(17,011,950)
Institutional Class	(188,888)	(264,142)
Fund share transactions: Proceeds from shares sold	51,204,473	156,142,238
Reinvestment of distributions	14,463,006	29,394,537
Cost of shares redeemed	(99,407,041)	(262,976,955)
Redemption fees	3,600	—
Net increase (decrease) in net assets from Fund share transactions	(33,735,962)	(77,440,180)
Increase (decrease) in net assets	(41,930,686)	(73,250,752)
Net assets at beginning of period	855,546,941	928,797,693
Net assets at end of period (including accumulated distribution in excess of net investment income and undistributed net investment income of $137,505 and $2,346,571, respectively)	$ 813,616,255	$ 855,546,941

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended January 31,	2005[a]	2005	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 13.04	$ 12.97	$ 12.76	$ 12.51	$ 12.64
Income (loss) from investment operations: Net investment income[c]	.24	.50	.44	.56	.40
Net realized and unrealized gain (loss) on investment transactions	(.08)	.12	.26	.29	(.12)
Total from investment operations	.16	.62	.70	.85	.28
Less distributions from: Net investment income	(.28)	(.55)	(.49)	(.60)	(.41)
Redemption fees	.00***	—	—	—	—
Net asset value, end of period	$ 12.92	$ 13.04	$ 12.97	$ 12.76	$ 12.51
Total Return (%)[d]	1.26**	4.90	5.57	7.03	2.26**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	255	263	283	301	313
Ratio of expenses (%)	1.03*	1.01	1.07	1.07	1.07*
Ratio of net investment income (%)	3.77*	3.87	3.47	4.46	5.28*
Portfolio turnover rate (%)	209e*	156[e]	210[e]	235[e]	152[e]

[a] For the six months ended July 31, 2005 (Unaudited).

[b] For the period from June 25, 2001 (commencement of operations of Class A shares) to January 31, 2002.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charges.

[e] The portfolio turnover rate including mortgage dollar roll transactions was 217%, 190%, 248%, 259% and 180% for the periods ended July 31, 2005, January 31, 2005, 2004, 2003 and 2002, respectively.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class B
Years Ended January 31,	2005[a]	2005	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 13.04	$ 12.97	$ 12.76	$ 12.51	$ 12.64
Income (loss) from investment operations: Net investment income[c]	.19	.39	.35	.47	.35
Net realized and unrealized gain (loss) on investment transactions	(.09)	.12	.25	.29	(.12)
Total from investment operations	.10	.51	.60	.76	.23
Less distributions from: Net investment income	(.22)	(.44)	(.39)	(.51)	(.36)
Redemption fees	.00***	—	—	—	—
Net asset value, end of period	$ 12.92	$ 13.04	$ 12.97	$ 12.76	$ 12.51
Total Return (%)[d]	.81e**	3.95[e]	4.86	6.22	1.80**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21	29	47	65	68
Ratio of expenses before expense reductions (%)	2.06*	1.93	1.83	1.83	1.82*
Ratio of expenses after expense reductions (%)	1.90*	1.88	1.83	1.83	1.82*
Ratio of net investment income (%)	2.90*	3.00	2.71	3.70	4.53*
Portfolio turnover rate (%)	209f*	156[f]	210[f]	235[f]	152[f]

[a] For the six months ended July 31, 2005 (Unaudited).

[b] For the period from June 25, 2001 (commencement of operations of Class B shares) to January 31, 2002.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charges.

[e] Total return would have been lower had certain expenses not been reduced.

[f] The portfolio turnover rate including mortgage dollar roll transactions was 217%, 190%, 248%, 259% and 180% for the periods ended July 31, 2005, January 31, 2005, 2004, 2003 and 2002, respectively.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class C
Years Ended January 31,	2005[a]	2005	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 13.03	$ 12.97	$ 12.76	$ 12.51	$ 12.64
Income (loss) from investment operations: Net investment income[c]	.19	.39	.36	.48	.35
Net realized and unrealized gain (loss) on investment transactions	(.08)	.12	.25	.29	(.12)
Total from investment operations	.11	.51	.61	.77	.23
Less distributions from: Net investment income	(.23)	(.45)	(.40)	(.52)	(.36)
Redemption fees	.00***	—	—	—	—
Net asset value, end of period	$ 12.91	$ 13.03	$ 12.97	$ 12.76	$ 12.51
Total Return (%)[d]	.82e**	4.01[e]	4.88	6.33	1.86**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15	16	19	22	23
Ratio of expenses before expense reductions (%)	1.91*	1.88	1.73	1.73	1.72*
Ratio of expenses after expense reductions (%)	1.90*	1.86	1.73	1.73	1.72*
Ratio of net investment income (%)	2.90*	3.02	2.81	3.80	4.63*
Portfolio turnover rate (%)	209f*	156[f]	210[f]	235[f]	152[f]

[a] For the six months ended July 31, 2005 (Unaudited).

[b] For the period from June 25, 2001 (commencement of operations of Class C shares) to January 31, 2002.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charges.

[e] Total return would have been lower had certain expenses not been reduced.

[f] The portfolio turnover rate including mortgage dollar roll transactions was 217%, 190%, 248%, 259% and 180% for the periods ended July 31, 2005, January 31, 2005, 2004, 2003 and 2002, respectively.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class AARP
Years Ended January 31,	2005[a]	2005	2004	2003	2002[b]	2001[c]
Selected Per Share Data
Net asset value, beginning of period	$ 13.04	$ 12.97	$ 12.75	$ 12.51	$ 12.71	$ 12.19
Income (loss) from investment operations: Net investment income[d]	.26	.53	.47	.59	.72	.39
Net realized and unrealized gain (loss) on investment transactions	(.08)	.12	.27	.28	(.18)	.55
Total from investment operations	.18	.65	.74	.87	.54	.94
Less distributions from: Net investment income	(.30)	(.58)	(.52)	(.63)	(.74)	(.42)
Redemption fees	.00***	—	—	—	—	—
Net asset value, end of period	$ 12.92	$ 13.04	$ 12.97	$ 12.75	$ 12.51	$ 12.71
Total Return (%)	1.39**	5.12[e]	5.83	7.29	4.26	7.93**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	161	164	172	173	157	131
Ratio of expenses before expense reductions (%)	.77*	.77	.83	.83	.85	.91*
Ratio of expenses after expense reductions (%)	.77*	.76	.83	.83	.85	.91*
Ratio of net investment income (%)	4.03*	4.12	3.71	4.70	5.63	6.30*
Portfolio turnover rate (%)	209f*	156[f]	210[f]	235[f]	152[f]	260

[a] For the six months ended July 31, 2005 (Unaudited).

[b] As required, effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to February 1, 2001 are included as interest income. The effect of these changes for the year ended January 31, 2002 was to decrease net investment income per share by $.01, increase net realized and unrealized gain (loss) per share by $.01, and decrease the ratio of net investment income to average net assets from 5.73% to 5.63%. Per share data and ratios for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

[c] For the period from July 31, 2000 (commencement of operations of Class AARP shares) to January 31, 2001.

[d] Based on average shares outstanding during the period.

[e] Total return would have been lower had certain expenses not been reduced.

[f] The portfolio turnover rate including mortgage dollar roll transactions was 217%, 190%, 248%, 259% and 180% for the periods ended July 31, 2005, January 31, 2005, 2004, 2003 and 2002, respectively.

* Annualized **Not annualized

*** Amount is less than $.005.

Class S
Years Ended January 31,	2005[a]	2005	2004	2003	2002[b]	2001
Selected Per Share Data
Net asset value, beginning of period	$ 13.04	$ 12.97	$ 12.76	$ 12.51	$ 12.72	$ 12.21
Income (loss) from investment operations:
Net investment income[c]	.26	.52	.47	.59	.72	.80
Net realized and unrealized gain (loss) on investment transactions	(.10)	.12	.26	.29	(.19)	.63
Total from investment operations	.16	.64	.73	.88	.53	1.43
Less distributions from: Net investment income	(.29)	(.57)	(.52)	(.63)	(.74)	(.92)
Redemption fees	.00***	—	—	—	—	—
Net asset value, end of period	$ 12.91	$ 13.04	$ 12.97	$ 12.76	$ 12.51	$ 12.72
Total Return (%)	1.28**	5.10[d]	5.82	7.29	4.26	12.21[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	360	374	408	469	650	705
Ratio of expenses before expense reductions (%)	.83*	.85	.83	.83	.85	1.26[e]
Ratio of expenses after expense reductions (%)	.83*	.84	.83	.83	.85	.97[e]
Ratio of net investment income (%)	3.97*	4.04	3.71	4.70	5.63	6.54
Portfolio turnover rate (%)	209f*	156[f]	210[f]	235[f]	152[f]	260

[a] For the six months ended July 31, 2005 (Unaudited).

[b] As required, effective February 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to February 1, 2001 are included as interest income. The effect of these changes for the year ended January 31, 2002 was to decrease net investment income per share by $.01, increase net realized and unrealized gain (loss) per share by $.01, and decrease the ratio of net investment income to average net assets from 5.73% to 5.63%. Per share data and ratios for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

[c] Based on average shares outstanding during the period.

[d] Total returns would have been lower had certain expenses not been reduced.

[e] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.21% and .93%, respectively.

[f] The portfolio turnover rate including mortgage dollar roll transactions was 217%, 190%, 248%, 259% and 180% for the periods ended July 31, 2005, January 31, 2005, 2004, 2003 and 2002, respectively.

* Annualized **Not annualized

*** Amount is less than $.005.

Institutional Class+
Years Ended January 31,	2005[a]	2005	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 13.01	$ 12.97	$ 12.76	$ 12.52	$ 12.64
Income (loss) from investment operations: Net investment income[c]	.27	.54	.50	.62	.44
Net realized and unrealized gain (loss) on investment transactions	(.08)	.11	.25	.28	(.11)
Total from investment operations	.19	.65	.75	.90	.33
Less distributions from: Net investment income	(.30)	(.61)	(.54)	(.66)	(.45)
Redemption fees	.00***	—	—	—	—
Net asset value, end of period	$ 12.90	$ 13.01	$ 12.97	$ 12.76	$ 12.52
Total Return (%)	1.35**	5.22	6.03	7.33	2.69**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.5	9.6		13	14
Ratio of expenses (%)	.67*	.66	.62	.63	.62*
Ratio of net investment income (%)	4.13*	4.22	3.92	4.90	5.73*
Portfolio turnover rate (%)	209d*	156[d]	210[d]	235[d]	152[d]

[a] For the six months ended July 31, 2005 (Unaudited).

[b] For the period from June 25, 2001 (commencement of operations of Institutional Class shares) to January 31, 2002.

[c] Based on average shares outstanding during the period.

[d] The portfolio turnover rate including mortgage dollar roll transactions was 217%, 190%, 248%, 259% and 180% for the periods ended July 31, 2005, January 31, 2005, 2004, 2003 and 2002, respectively.

* Annualized

** Not annualized

*** Amount is less than $.005.

+ On August 13, 2004, Class I shares of the Fund were redesignated Institutional Class.

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Income Fund (the "Fund") is a diversified series of Scudder Portfolio Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Shares of Class AARP are designed for members of AARP. Class AARP and S shares are not subject to initial or contingent deferred sales charges. Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Securities Lending. The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of fees paid to the lending agent. Either the Fund or the borrower may terminate the loan. The Fund is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells to a bank or broker/dealer (the "counterparty") mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is with the holder. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase or, alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Mortgage dollar rolls may be treated for purposes of the 1940 Act as borrowings by the Fund because they involve the sale of a security coupled with an agreement to repurchase. A mortgage dollar roll involves costs to the Fund. For example, while the Fund receives compensation as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the compensation received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the mortgage dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Fund's use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its borrowing costs.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Loan Participations/Assignments. The Fund may invest in US dollar-denominated fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the sovereign borrower. The Fund has the right to receive payments of principal, interest and any fees to which they are entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At January 31, 2005, the Fund had a net tax basis capital loss carryforward of approximately $69,842,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until January 31, 2008 ($18,974,000), January 31, 2009 ($45,353,000) and January 31, 2011 ($5,515,000), the respective expiration dates, whichever occurs first.

Distribution of Income and Gains. Net investment income of the Fund is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities and securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. Effective February 1, 2005, the Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended July 31, 2005, purchases and sales of investment securities (excluding short-term investments, US Treasury obligations and mortgage dollar rolls) aggregated $380,692,244 and $415,554,125, respectively. Purchases and sales of US Treasury obligations aggregated $470,430,542 and $458,197,441, respectively. Purchases and sales of mortgage dollar rolls aggregated $31,855,709 and $31,896,237, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") an indirect, wholly owned subsidiary of Deutsche Bank, AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.55% of the first $250,000,000 of the Fund's average daily net assets, 0.52% of the next $750,000,000 of such net assets, 0.50% of the next $1,500,000,000 of such net assets, 0.48% of the next $2,500,000,000 of such net assets, 0.45% of the next $2,500,000,000 of such net assets, 0.43% of the next $2,500,000,000 of such net assets, 0.41% of the next $2,500,000,000 of such net assets and 0.40% of such net assets in excess of $12,500,000,000, computed and accrued daily and payable monthly.

Accordingly, for the six months ended July 31, 2005, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.53% of the Fund's average daily net assets.

Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), an affiliate of the Advisor, serves as a subadvisor with respect to the investment and reinvestment of assets in the Fund and is paid by the Advisor for its services.

Effective October 1, 2003 through April 30, 2006, the Advisor has agreed to contractually waive a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.90% of average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 distribution and/or service fees, trustees and trustees' counsel fees and organizational and offering expenses.)

In addition, for the period April 1, 2004 through April 30, 2006, the Advisor and its affiliates have agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses at 0.84% each of average daily net assets for Class A, AARP and S shares (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 distribution and/or service fees, trustees and trustee counsel fees and organizational and offering expenses).

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class A, B, C and Institutional Class shares of the Fund. Scudder Service Corporation ("SSC"), a subsidiary of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class AARP and S shares of the Fund. Pursuant to a sub-transfer agency agreement among SISC and SSC and DST Systems, Inc. ("DST"), SISC and SSC have delegated certain transfer agent and dividend-paying agent functions to DST. SISC and SSC compensate DST out of the shareholders servicing fee they receive from the Fund. For the six months ended July 31, 2005, the amounts charged to the Fund by SISC and SSC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at July 31, 2005
Class A	$ 187,350	$ —	$ 70,166
Class B	50,781	19,819	19,526
Class C	21,113	1,223	9,952
Class AARP	108,845	—	38,375
Class S	337,204	—	113,972
Institutional Class	2,031	—	764
	$ 707,324	$ 21,042	$ 252,755

Scudder Fund Accounting Corporation ("SFAC"), an affiliate of the Advisor, is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. SFAC has retained State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Fund. For the six months ended July 31, 2005, the amount charged to the Fund by SFAC for accounting services aggregated $100,686 of which $18,438 is unpaid at July 31, 2005.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the Agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended July 31, 2005, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at July 31, 2005
Class B	$ 90,524	$ 16,569
Class C	57,959	10,040
	$ 148,483	$ 26,609

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended July 31, 2005, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at July 31, 2005	Annualized Effective Rate
Class A	$ 301,731	$ 37,559.24%
Class B	29,131	3,587.24%
Class C	18,662	3,032.24%
	$ 349,524	$ 44,178

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended July 31, 2005 aggregated $8,651.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended July 31, 2005, the CDSC for Class B and C shares aggregated $58,561 and $261, respectively. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares. For the six months ended July 31, 2005, SDI received $0.

Typesetting and Filing Service Fees. Under an agreement with DeIM, DeIM is compensated for providing typesetting and regulatory filing services to the Fund. For the six months ended July 31, 2005, the amount charged to the Fund by DeIM included in the reports to shareholders aggregated $22,060, of which $7,100 is unpaid at July 31, 2005.

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the "QP Trust"), and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated fund's investment in the QP Trust.

Other Related Parties. AARP through its affiliate, AARP Services, Inc., monitors and oversees the AARP Investment Program from Scudder Investments, but does not act as an investment advisor or recommend specific mutual funds. DeIM has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by DeIM. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6 billion of net assets, 0.06% for the next $10 billion of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

D. Expense Reductions

For the six months ended July 31, 2005, the Advisor agreed to reimburse the Fund $5,228, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended July 31, 2005, the Fund's custodian fees were reduced by $2,485 for custody credits earned.

E. Forward Foreign Currency Exchange Contracts

As of July 31, 2005, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (US$)
EUR	8,332,367	USD	10,040,502	9/7/2005	77,327
UAH	1,680,000	USD	300,000	9/15/2005	33,811
AUD	8,030,604	NZD	8,953,561	10/27/2005	46,695
CAD	2,500,559	USD	2,037,082	10/27/2005	10,752
CAD	2,500,559	USD	2,043,191	10/27/2005	4,643
EUR	1,681,746	USD	2,037,082	10/27/2005	9,749
EUR	1,679,957	USD	2,037,082	10/27/2005	7,572
PLN	2,715,000	USD	797,558	10/27/2005	10,038
SEK	15,979,686	EUR	1,694,717	10/27/2005	20,316
SEK	15,979,686	EUR	1,701,830	10/27/2005	30,448
SGD	3,401,300	USD	2,047,235	10/27/2005	5,253
SGD	402,974	USD	240,000	10/27/2005	3,185
TRY	1,160,000	USD	849,319	10/27/2005	2,767
USD	659,664	EUR	540,000	10/27/2005	2,437
THB	17,581,200	USD	420,000	10/28/2005	1,554
ZAR	2,862,930	USD	420,000	10/28/2005	11,914
Total unrealized appreciation					$ 278,461
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation (US$)
EUR	22,121,097	USD	26,653,497	9/7/2005	(207,716)
GBP	11,672,528	USD	20,272,264	9/7/2005	(221,277)
MXN	88,324,974	USD	8,204,066	9/7/2005	(75,223)
EUR	1,701,830	SEK	15,979,686	10/27/2005	(33,660)
GBP	2,348,978	USD	4,076,933	10/27/2005	(43,124)
MXN	12,150,000	USD	1,126,251	10/27/2005	(2,966)
EUR	1,694,717	SEK	15,979,686	10/27/2005	(14,872)
NZD	8,953,561	AUD	8,030,604	10/27/2005	(37,603)
USD	2,050,000	JPY	225,153,550	10/27/2005	(29,170)
USD	396,762	RUB	11,370,000	10/27/2005	(560)
PLN	342,830	USD	100,000	10/28/2005	(1,975)
PLN	2,372,170	USD	696,376	10/28/2005	(9,231)
SGD	598,572	USD	360,000	10/28/2005	(1,222)
THB	2,465,669	USD	59,000	10/28/2005	(121)
TRY	182,955	USD	133,000	10/28/2005	(1,354)
TWD	7,598,400	USD	239,094	10/28/2005	(413)
USD	470,000	SGD	775,453	10/28/2005	(2,035)
USD	240,000	TWD	7,598,400	10/28/2005	(493)
USD	240,000	TWD	7,598,400	10/28/2005	(493)
ZAR	397,489	USD	59,000	10/28/2005	(967)
ZAR	2,465,441	USD	369,714	10/28/2005	(2,233)
Total unrealized depreciation					$ (686,708)
Currency Abbreviations
AUD	Australian Dollar	SEK	Swedish Krona
CAD	Canadian Dollar	SGD	Singapore Dollar
EUR	Euro	THB	Thailand Baht
GBP	British Pound	TRY	New Turkish Lira
MXN	Mexican Peso	TWD	New Taiwan Dollar
NZD	New Zealand Dollar	UAH	Ukraine Hryvnia
PLN	Polish Zloty	USD	United States Dollar
RUB	New Russian Ruble	ZAR	South African Rand
JPY	Japanese Yen

F. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended July 31, 2005		Year Ended January 31, 2005
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,085,805	$ 14,089,172	2,362,672	$ 30,580,850
Class B	114,115	1,480,704	426,056	5,504,308
Class C	122,079	1,579,767	216,526	2,800,350
Class AARP	736,249	9,544,773	1,771,717	22,959,976
Class S	1,813,942	23,533,881	5,775,264	74,099,628
Institutional Class*	75,321	976,176	1,580,164	20,197,126
		$ 51,204,473		$ 156,142,238
Shares issued to shareholders in reinvestment of distributions
Class A	321,832	$ 4,158,896	646,758	$ 8,335,476
Class B	27,451	354,626	79,291	1,021,769
Class C	16,211	209,327	35,135	452,785
Class AARP	182,868	2,363,166	359,626	4,637,003
Class S	556,527	7,188,103	1,139,162	14,683,362
Institutional Class*	14,653	188,888	20,431	264,142
		$ 14,463,006		$ 29,394,537
Shares redeemed
Class A	(1,824,680)	$ (23,632,025)	(4,670,317)	$ (60,246,067)
Class B	(717,046)	(9,288,620)	(1,912,236)	(24,700,410)
Class C	(174,693)	(2,261,977)	(477,691)	(6,160,822)
Class AARP	(1,020,586)	(13,216,036)	(2,786,504)	(35,969,806)
Class S	(3,162,427)	(40,928,211)	(9,659,737)	(124,071,098)
Institutional Class*	(777,528)	(10,080,172)	(916,891)	(11,828,752)
		$ (99,407,041)		$ (262,976,955)
Redemption fees		$ 3,600		$ —
Net increase (decrease)
Class A	(417,043)	$ (5,383,056)	(1,660,887)	$ (21,329,741)
Class B	(575,480)	(7,453,288)	(1,406,889)	(18,174,333)
Class C	(36,403)	(472,883)	(226,030)	(2,907,687)
Class AARP	(101,469)	(1,306,281)	(655,161)	(8,372,827)
Class S	(791,958)	(10,205,346)	(2,745,311)	(35,288,108)
Institutional Class*	(687,554)	(8,915,108)	683,704	8,632,516
		$ (33,735,962)		$ (77,440,180)

* On August 13, 2004, Class I shares were redesignated Institutional Class.

H. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. The funds' advisors have been cooperating in connection with these inquiries and are in discussions with these regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Based on currently available information, however, the funds' investment advisors believe the likelihood that the pending lawsuits and any regulatory settlements will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

I. Other

On July 7, 2005, Deutsche Bank AG, the parent company of the fund's investment advisor, entered into an agreement with Aberdeen Asset Management PLC ("Aberdeen") to sell parts of its asset management business based in London and Philadelphia. Under this agreement, it is proposed that the current investment advisor of the fund, Deutsche Investment Management Americas Inc., would remain as the investment advisor to the fund and that an affiliate of Aberdeen would become subadvisor to the fund, subject to Board and shareholder approval and satisfaction of certain other conditions. The high yield portion of Scudder Income Fund will continue to be managed by the investment advisor. Subject to necessary approvals, these changes are expected to take effect on or about November 30, 2005.

Account Management Resources

For shareholders of Classes A, B, C and Institutional Class

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C	Institutional Class
Nasdaq Symbol	SZIAX	SZIBX	SZICX	SZIIX
CUSIP Number	811192-806	811192-889	811192-871	811192-863
Fund Number	463	663	763	1463

	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAILTM (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web sites — aarp.scudder.com or myScudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class AARP	Class S
Nasdaq Symbol	AINCX	SCSBX
Fund Number	163	063
Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

For AARP shareholders only: Certain investors in the AARP Investment Program are advised that limited nonpublic personal information is shared with AARP and its subsidiary AARP Services Inc. (ASI). This includes an investor's status as a current or former Program participant, name, address, and type of account maintained (i.e. IRA or non-IRA). This information must be shared so that ASI can provide quality control services, such as monitoring satisfaction with the Program. However, AARP and ASI may also use this information for other purposes such as member research, and may share this information with other AARP providers to inform members of AARP benefits and services. Shareholders residing in states with certain state specific privacy restrictions are excluded from this information sharing. All other shareholders may instruct us in writing not to share information regarding themselves or joint account holders with AARP or ASI for any purposes unrelated to the AARP Investment Program. With respect to accounts that are jointly held, an opt-out request received from any of the joint account holders will be applied to the entire account.

Questions on this policy may be sent to:

For Class AARP:
AARP Investment Program, Attention: Correspondence,
P.O. Box 219735, Kansas City, MO 64121-9735

For Class S:
Scudder Investments, Attention: Correspondence,
P.O. Box 219669, Kansas City, MO 64121-9669

For all other classes:
Scudder Investments, Attention: Correspondence — Chicago
P.O. Box 219415, Kansas City, MO 64121-9415

September 2005

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates
Independent Trustees/Directors. Fund shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL
33910.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Income Fund, a series of Scudder
                                    Portfolio Trust

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Income Fund, a series of Scudder
                                    Portfolio Trust

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 28, 2005

By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               September 28, 2005